Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating activities
Net loss for the year	$ (24,605,873)	$ (6,076,736)
Items not involving cash:
Depreciation	2,030	86,880
Foreign exchange translation loss (gain)	(1,290)	5,787
Gain from termination of lease	0	(2,783)
Impairment of intangible assets	0	275,782
Impairment of property and equipment	0	52,002
Interest expense	0	54,663
Loss on disposal of property and equipment	0	25,099
Share-based compensation	10,592,252	1,063
Share of loss of equity accounted investee	48,859	0
Unrealized gain on investments	(322,087)	0
Changes in non-cash operating working capital:
Other receivables	169,755	(102,540)
Prepaid expenses and deposits	(1,277,512)	144,174
Accounts payable and accrued liabilities	700,859	525,543
Deferred revenue	(315,497)	315,497
Net cash used in operating activities	(15,008,504)	(4,695,569)
Investing activities
Acquisition of short-term investments	(57,500)	0
Redemption of short-term investments	0	577,875
Acquisition of investments	(7,737,627)	0
Acquisition of investment in associate	(3,263,521)	0
Acquisition of intangible asset	0	(275,782)
Acquisition of property and equipment	(21,337)	0
Proceeds from disposal of property and equipment	0	10,946
Proceeds from deposits	5,751	17,037
Net cash provided by (used in) investing activities	(11,074,234)	330,076
Financing activities
Proceeds from convertible debt	0	1,500,000
Repayment of lease obligation	0	(76,446)
Proceeds from issuance of shares / shares to be issued	40,724,921	10,277,641
Share issuance costs	(3,039,851)	(860,833)
Net cash provided by financing activities	37,685,070	10,840,362
Increase in cash	11,602,332	6,474,869
Cash, beginning of year	9,336,892	2,862,023
Cash, end of year	$ 20,939,224	$ 9,336,892